Note 17 - Subsequent Events - Unaudited	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14. SUBSEQUENT EVENTS

On April 25, 2014, our Board of Directors approved a common stock grant of 1,250,000 shares for Mr. Gary C. Evans, our Chairman and Interim Chief Executive Officer as consideration for his past credit support to the Company. The Board also approved stock-based bonuses of 445,000 shares to certain members of management.

On April 25, 2014, our Board of Directors approved a total grant of 2,600,000 stock options with an exercise price of $0.98 per share to certain members of management.

On April 25, 2014, our Board of Directors approved certain officers of the Company to receive benefits pursuant to a change in control in accordance with their job descriptions and responsibilities to the Company, ranging from one year annual salary payment to three years annual salary payment.

On May 1, 2014, the Company’s wholly-owned subsidiary, GreenHunter Water, LLC, completed the sale of a saltwater disposal well and associated equipment located in Frio County, Texas pursuant to an Asset Purchase Agreement with Sable Environmental SWD 7, LLC. The Dilley Hunter SWD well was sold for total consideration of $4.7 million which was received at closing. The Company also received at closing the final payment for that certain promissory note dated January 29, 2014, in the principal amount of approximately $2.9 million between GreenHunter Water, LLC and Sable Environmental SWD 5, LLC. Therefore, the amount of cash consideration for these transactions totaled approximately $7.6 million.

On May 6, 2014, Mr. Gary C. Evans, our Chairman and Interim Chief Executive Officer, extended the maturity date associated with his $1.5 million promissory note to the Company to July 1, 2014.

On June 10, 2014, our Board of Directors approved the granting of 62,500 options of the Company’s common stock to employees under the 2013 Long-Term Incentive Plan. The options have a ten year life and an exercise price of $1.21 per share and vest in an equal amount over a three year period beginning one year from the date of grant.

On June 25, 2014, the Company announced the establishment of a new hydrocarbons division, GreenHunter Hydrocarbons, LLC, a wholly-owned subsidiary of GreenHunter Resources, to focus on the transportation, storage, processing, and marketing of hydrocarbons (oil, condensate, and NGLs) in the Appalachian Region.

On June 30, 2014, the Company executed definitive agreements with a third party to construct three independent pipelines in the Appalachian Region that will be funded by the third party. These pipelines are anticipated to be completed by January 1, 2016. The agreements give the Company exclusive use of the three pipelines for a period of ten years with an option to renew the agreements for another ten years. The pipelines will be used to transport oilfield waste water (brine), fresh water, and hydrocarbons (condensate and NGLs), respectively.

During the second quarter of 2014, the Company settled multiple lawsuits related to the White Top and Blackwater acquisitions. The Company acquired debt payable to a certain bank as a result of the acquisitions that was guaranteed by White Top and Blackwater. As part of the settlement, this bank agreed to release the Company from all debt and accrued interest owed to the bank for a payment of $50 thousand which was made by the Company. The settlement agreement also required the sellers to return 32,750 Series C Preferrred Stock given to them as part of the original purchase price. Settlement of these lawsuits resulted in a gain of approximately $1.9 million.

The Company has filed with the Internal Revenue Service (“IRS”) a request for a ruling that certain of its income to be derived by a newly formed limited partnership will constitute qualifying income. After the filing of the ruling request, the IRS issued a moratorium on the issuance of such rulings and it is unclear when, or if, the IRS will resume issuing rulings on qualifying income. Additionally, if the IRS decides to continue issuing rulings on the status of income as qualifying income, there can be no assurance that the IRS will issue a favorable ruling to the Company.

During the year ended December 31, 2013, the Company borrowed $1.5 million under a promissory note due to the Company’s Chairman and Chief Executive Officer. In July of 2014, the Company paid our Chairman and Chief Executive Officer $1.3 million on the loan. The outstanding balance of $200 thousand is anticipated to be paid in October of 2014.

On August 11, 2014, GreenHunter Resources, Inc. filed a universal shelf registration statement on Form S-3 with the Securities and Exchange Commission (the “SEC”) for the offer and sale by the Registrant from time to time in one or more offerings of any combination of its debt securities, guarantees of debt securities, common stock, preferred stock and warrants in an aggregate initial offering price of up to $150 million.

NOTE17. SUBSEQUENTEVENTS—UNAUDITED

On January 15, 2014, our Board of Directors appointed Gary C. Evans, who serves as Chairman of our Board of Directors, to serve as our interim Chief Executive Officer, and appointed Kirk J. Trosclair to serve as our Chief Operating Officer, following the resignation, effective January 15, 2014, of Jonathan D. Hoopes as a board member, interim Chief Executive Officer, President and Chief Operating Officer.

On January 27, 2014, our Board of Directors approved the granting of 120,000 options of the Company’s common stock to employees under the 2013 Long-Term Incentive Plan. The options have a ten year life and an exercise price of $1.09 per share and vest in an equal amount over a three year period beginning one year from the date of grant.

On January 28, 2014, GreenHunter Water sold a saltwater disposal well and associated equipment and certain real property located in Karnes County, Texas for aggregate consideration of approximately $3.9 million pursuant to an Asset Purchase Agreement with Sable Environmental SWD 5, LLC. GreenHunter Water received $1.0 million in cash at closing and a promissory note for approximately $2.9 million with an interest rate of 10% per annum and maturity date of January 31, 2016.

On February 28, 2014, the Company closed a private placement consisting of $1.1 million aggregate principal amount of the Company’s 15.0% Term Notes due one year from the date of issuance together with warrants to purchase up to 96,444 shares of the Company’s common stock, at $2.25 per share. These warrants have an expiration date five years from the date of issuance. The Company closed on an additional $50 thousand principal amount of the Term Notes together with an additional 4,444 warrants on March 7, 2014.

On March 11, 2014, GreenHunter Water entered into an agreement to sell a saltwater disposal well and associated equipment located in Frio County, Texas to Sable Environmental SWD 7, LLC pursuant to an Asset Purchase Agreement for a purchase price of $4.6 million. As a part of this Agreement, the purchaser has agreed to pay off the $2.9 million promissory note, in full, that was issued on January 28, 2014, when the first well in Karnes County, Texas was sold to the same purchaser. We closed on the sale of this well and received payment for the purchase price of the well and the payoff of the note on May 1, 2014.

In the first quarter of 2014, the Company closed on the private placement of approximately $1.1 million of the Company’s Unsecured Term Notes due one year from the date of issuance together with 100,879 common stock purchase warrants. Each warrant entitles the holder to purchase one share of common stock of the Company for $2.25 per share and has an expiration date of five years from the date of issuance. The fair value of these warrants of approximately $42 thousand was recorded as a discount to the notes. The interest rate for the notes is 15%. The net proceeds of the placement are intended to fund additional MAG Panel™ inventory.

In the first quarter of 2014, the Company issued a total of 100,879 warrants, which expire five years from their issue dates, with an exercise price of $2.25 in connection with private debt placements.

We are currently in negotiations with various parties to sell all three Oklahoma SWD wells and facilities, one of which was in operation at December 31, 2013, to a single buyer. This sale is anticipated to close sometime in the last half of 2014. The wells are being marketed at amounts equal to or in excess of our net book value at December 31, 2013.

We sold a portion of the equipment of White Top and Blackwater , which consisted mainly of fluid hauling trucks and trailers and heavy construction equipment, during the first and second quarters of 2014. The sales resulted in a gain of approximately $81 thousand. We moved certain of the remaining assets to our field operations in the Appalachian Region and anticipate selling at auction the few remaining assets classified as held for sale belonging to these companies in the third quarter of 2014. We anticipate that the remaining equipment that is scheduled to be auctioned will sell for amounts equal to or in excess of our net book value at December 31, 2013.

On March 26, 2014, GreenHunter Water sold a saltwater disposal well and associated equipment and certain real property located in DeWitt County, Texas for aggregate consideration of approximately $3.4 million pursuant to an Asset Purchase Agreement with Clear Water Resources Partners, LLC. GreenHunter Water received $1.0 million in cash at closing and a promissory note for approximately $2.4 million with an interest rate of 10% per annum and maturity date of May 1, 2016.

On April 25, 2014, our Board of Directors approved a common stock grant of 1,250,000 shares for Mr. Gary C. Evans, our Chairman and Interim Chief Executive Officer as consideration for his past credit support to the Company. The Board also approved stock-based bonuses of 445,000 shares to certain members of management.

On April 25, 2014, our Board of Directors approved a total grant of 2,600,000 stock options with an exercise price of $0.98 per share to certain members of management.

On April 25, 2014, our Board of Directors approved certain officers of the Company to receive benefits pursuant to a change in control in accordance with their job descriptions and responsibilities to the Company, ranging from one year annual salary payment to three years annual salary payment.

On May 1, 2014, the Company’s wholly-owned subsidiary, GreenHunter Water, LLC, completed the sale of a saltwater disposal well and associated equipment located in Frio County, Texas pursuant to an Asset Purchase Agreement with Sable Environmental SWD 7, LLC. The Dilley Hunter SWD well was sold for total consideration of $4.7 million which was received at closing. The Company also received at closing the final payment for that certain promissory note dated January 29, 2014, in the principal amount of approximately $2.9 million between GreenHunter Water, LLC and Sable Environmental SWD 5, LLC. Therefore, the amount of cash consideration for these transactions totaled approximately $7.6 million.

On May 6, 2014, Mr. Gary C. Evans, our Chairman and Interim Chief Executive Officer, extended the maturity date associated with his $1.5 million promissory note to the Company to July 1, 2014.

On June 10, 2014, our Board of Directors approved the granting of 62,500 options of the Company’s common stock to employees under the 2013 Long-Term Incentive Plan. The options have a ten year life and an exercise price of $1.21 per share and vest in an equal amount over a three year period beginning one year from the date of grant.

On June 25, 2014, the Company announced the establishment of a new hydrocarbons division, GreenHunter Hydrocarbons, LLC, a wholly-owned subsidiary of GreenHunter Resources, to focus on the transportation, storage, processing, and marketing of hydrocarbons (oil, condensate, and NGLs) in the Appalachian Region.

On June 30, 2014, the Company executed definitive agreements with a third party to construct three independent pipelines in the Appalachian Region that will be funded by the third party. These pipelines are anticipated to be completed by January 1, 2016. The agreements give the Company exclusive use of the three pipelines for a period of ten years with an option to renew the agreements for another ten years. The pipelines will be used to transport oilfield waste water (brine), fresh water, and hydrocarbons (condensate and NGLs), respectively.

During the second quarter of 2014, the Company settled multiple lawsuits related to the White Top and Blackwater acquisitions. The Company acquired debt payable to a certain bank as a result of the acquisitions that was guaranteed by White Top and Blackwater. As part of the settlement, this bank agreed to release the Company from all debt and accrued interest owed to the bank for a payment of $50 thousand which was made by the Company. The settlement agreement also required the sellers to return 32,750 Series C Preferrred Stock given to them as part of the original purchase price. Settlement of these lawsuits resulted in a gain of approximately $1.9 million.

The Company has filed with the Internal Revenue Service (“IRS”) a request for a ruling that certain of its income to be derived by a newly formed limited partnership will constitute qualifying income. After the filing of the ruling request, the IRS issued a moratorium on the issuance of such rulings and it is unclear when, or if, the IRS will resume issuing rulings on qualifying income. Additionally, if the IRS decides to continue issuing rulings on the status of income as qualifying income, there can be no assurance that the IRS will issue a favorable ruling to the Company.

During the year ended December 31, 2013, the Company borrowed $1.5 million under a promissory note due to the Company’s Chairman and Chief Executive Officer. In July of 2014, the Company paid our Chairman and Chief Executive Officer $1.3 million on the loan. The outstanding balance of $200 thousand is anticipated to be paid in October of 2014.

On August 11, 2014, GreenHunter Resources, Inc. filed a universal shelf registration statement on Form S-3 with the Securities and Exchange Commission (the “SEC”) for the offer and sale by the Registrant from time to time in one or more offerings of any combination of its debt securities, guarantees of debt securities, common stock, preferred stock and warrants in an aggregate initial offering price of up to $150 million.